COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES
Future Minimum Rental Payments for Operating Leases	The committed rent payments to as of December 31, 2013 were:
December 31, 2014	$289
December 31, 2015	510
December 31, 2016	517
December 31, 2017	525
December 31, 2018	533
Thereafter	1,631

$4,005

Contractual Obligation, Fiscal Year Maturity Schedule
The commitments as of December 31, 2013 were:

BTU	Year	Amount
12,300	1	$47,028
12,300	2	64,350
12,300	3	64,350
12,300	4	64,350
12,300	5	64,350
		304,428
10,800	1	40,154
10,800	2	54,945
10,800	3	54,945
10,800	4	54,945
10,800	5	54,945
		259,934
		$564,362